Long term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Holder	Date issued	Interest rate	Amount due September 30, 2021	Amount due December 31, 2020
Real Estate Note Allen-Neisen Family trust – Et. Al.	12-31-19	5.00%	$283,221	$290,271
US Treasury SBA guaranteed loan	7-21-20	3.75%	149,900	149,900
Ascentium Capital	10-1-18	13.00%	3,869	6,998
Fredrick Donze	9-2-18	6.00%	426	2,374
Charles O’Dowd promissory note	6-15-21	5.00%	67,500	-
Charles O’Dowd – former officer truck loan	8-9-18	6.00%	0	2,560
GMAC Chev truck	10-20-20	5.99%	20,935	23,574
Mechanics Bank – Chev Truck	12-12-20	8.99%	21,221	24,318
Total long-term debt			547,072	499,995
Less Current portion			41,896	27,702
Total long-term debt			$505,176	$472,293

Holder	Date issued	Interest rate	Amount due December 31, 2020	Amount due December 31, 2019
Real Estate Note Allen-Neisen Family trust – Et. Al.	12-31-19	5.00%	$290,271	$300,000
US Treasury SBA guaranteed loan	7-21-20	3.75%	150,000	-
Ascentium Capital	10-1-18	13.00%	6,998	11,192
Fredrick Donze	9-2-18	6.00%	2,274	4,043
Charles O’Dowd (officer)	8-9-18	6.00%	2,560	3,625
GMAC Chev truck		5.99%	23,574	-
Mechanics bank – Chev Truck		8.99%	24,318	-
Total long-term debt			499,995	318,860
Less Current portion			27,702	18,860
Total long-term debt			$472,293	$300,000